Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	152 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar® LSTA® US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.90%	6.42%	5.83%	4.85%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	1.84%
First Trust Senior Loan Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.28%	5.47%	4.82%	4.10%
Performance Inception Date	May 01, 2013
First Trust Senior Loan Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	2.95%	2.72%	2.09%
First Trust Senior Loan Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	3.08%	2.76%	2.22%